Related Party Transactions - Schedule of Related Party Transactions (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
3D Global One [Member]
Schedule of Related Party Transactions [Line Items]
Amount	$ 33,636
Relationship	The Company’s CEO, the director of YD Biopharma, holds 12.8764% of 3D Global shares
Note	Prepaid royalty fee
3D Global Two [Member]
Schedule of Related Party Transactions [Line Items]
Amount			$ 33,636
Relationship			The Company’s CEO, the director of YD Biopharma, holds 12.8764% of 3D Global shares
Note			Prepaid royalty fee
EG Bio USA [Member]
Schedule of Related Party Transactions [Line Items]
Amount	$ 45,000
Relationship	EG Bio USA is a wholly owned subsidiary of EG BioMed
Note	Rental expenses and service charge for laboratory payable
EG BioMed One [Member]
Schedule of Related Party Transactions [Line Items]
Amount			$ 291,540
Relationship			The Company’s CEO, the director of the Company, holds 45.3% of the shares of EG BioMed
Note			Prepayment of research and development expenses and other expenses
3D Global Three [Member]
Schedule of Related Party Transactions [Line Items]
Amount	$ 310,000
Relationship	The Company’s CEO, the director of YD Biopharma, holds 12.8764% of 3D Global shares
Note	Research and development expenses payable
3D Global Four [Member]
Schedule of Related Party Transactions [Line Items]
Amount			$ 350,400
Relationship			The Company’s CEO, the director of YD Biopharma, holds 12.8764% of 3D Global shares
Note			Trade payables of the Company, interest free and payment on demand
3D Global Five [Member]
Schedule of Related Party Transactions [Line Items]
Amount			$ 420,429
Relationship			The Company’s CEO, the director of YD Biopharma, holds 12.8764% of 3D Global shares
Note			Research and development expenses payable
EG BioMed Two [Member]
Schedule of Related Party Transactions [Line Items]
Amount	$ 3,864
Relationship	The Company’s CEO, the director of Company, holds 45.3% of the shares of EG BioMed
Note	Research and development expenses payable
EG Bio USA One [Member]
Schedule of Related Party Transactions [Line Items]
Amount			$ 48,471
Relationship			EG Bio USA is a wholly owned subsidiary of EG BioMed
Note			Rental expenses and service charge for laboratory payable
EG BioMed Three [Member]
Schedule of Related Party Transactions [Line Items]
Amount	$ 3,889
Relationship	The Company’s CEO, the director of Company, holds 45.3% of the shares of EG BioMed
Note	Research and development expenses
EG BioMed Four [Member]
Schedule of Related Party Transactions [Line Items]
Amount		$ 16,071
Relationship		The Company’s CEO, the director of Company, holds 45.3% of the shares of EG BioMed
Note		Research and development expenses
3D Global Six [Member]
Schedule of Related Party Transactions [Line Items]
Amount	$ 1,104,877
Relationship	The Company’s CEO, the director of Company, holds 12.8764% of the shares of 3D Global
Note	Research and development expenses
3D Global Seven [Member]
Schedule of Related Party Transactions [Line Items]
Amount		$ 775,318
Relationship		The Company’s CEO, the director of Company, holds 12.8764% of the shares of 3D Global
Note		Research and development expenses
3D Global Eight [Member]
Schedule of Related Party Transactions [Line Items]
Amount		$ 359,091
Relationship		The Company’s CEO, the director of Company, holds 12.8764% of the shares of 3D Global
Note		Products transaction
3D Global Nine [Member]
Schedule of Related Party Transactions [Line Items]
Amount		$ 2,273
Relationship		The Company’s CEO, the director of Company, holds 12.8764% of the shares of 3D Global
Note		Royalties
EG Bio USA Two [Member]
Schedule of Related Party Transactions [Line Items]
Amount	$ 90,000
Relationship	EG Bio USA is a wholly-owned subsidiary of EG BioMed
Note	Rental expenses and service charge for laboratory
EG Bio USA Three [Member]
Schedule of Related Party Transactions [Line Items]
Amount		$ 45,000
Relationship		EG Bio USA is a wholly-owned subsidiary of EG BioMed
Note		Rental expenses and service charge for laboratory